Transactions with Related Parties (Narrative) (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Related Party Transaction [Line Items]
Accounts payable	$ 11,754,000		$ 10,611,000
Altair Travel Agency S.A. [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	1,458,000	$ 1,426,000
Accounts payable	241,000		89,000
Steamship Shipbroking Enterprises [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	2,150,000	$ 2,136,000
Accounts payable	0		$ 0
Steamship Shipbroking Enterprises [Member] | FuelEUAssignmentAgreement [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	$ 335,000